Interest Rate Benchmark Reform	12 Months Ended
Dec. 31, 2022
Interest Rate Benchmark Reform [Abstract]
Interest Rate Benchmark Reform
41. INTEREST RATE BENCHMARK REFORM
Regulatory announcements
In March 2021, the FCA and ICE Benchmark Administration (IBA, the administrator of LIBOR) announced that GBP, Euro, Swiss franc and Japanese yen LIBOR settings, as well as settings for 1-week and 2-month US dollar LIBOR, would cease at the end of 2021, with the remaining US dollar LIBOR settings ceasing at the end of June 2023.
To help mitigate the risk of widespread disruption to legacy LIBOR contracts which had not transitioned by the end of 2021, in September 2021 the FCA confirmed its decision to use powers granted under the UK Benchmarks Regulation, to require continued publication using a synthetic methodology for the 1-month, 3-month and 6-month GBP and Japanese yen LIBOR settings until at least the end of 2022.
In September 2022, the FCA announced that for synthetic yen LIBOR setting, market participants should be prepared for publication to cease permanently at the end of 2022. The FCA also announced the continued publication of the 1-month and 6-month synthetic GBP LIBOR settings for a further 3 months after the end of 2022 until 31 March 2023 to support any remaining transition efforts. The FCA has no intention to use its powers to compel IBA to continue to publish the 1- and 6-month synthetic GBP LIBOR settings beyond this date and these settings will permanently cease immediately after their final publication on 31 March 2023.
In November 2022, the FCA proposed to require the IBA to continue to publish the 1-month, 3-month and 6-month US dollar LIBOR settings under an unrepresentative synthetic methodology until the end of September 2024, after which it is expected to cease permanently. For GBP LIBOR, the FCA announced that they intend to continue to require IBA to publish the 3-month synthetic GBP LIBOR setting until the end of March 2024, after which it will cease permanently.
The effect of these announcements and proposals is that the final LIBOR publication would be the end of September 2024:
–the 3 synthetic Japanese yen LIBOR settings ceased at end of December 2022
–the 1-month and 6-month synthetic GBP LIBOR settings will cease at the end of March 2023
–the overnight and 12-month USD LIBOR settings will cease at the end of June 2023
–the 3-month synthetic GBP LIBOR setting will cease at the end of March 2024, and
–the 1-month, 3-month and 6-month synthetic USD LIBOR settings would cease at the end of September 2024 (proposed).
Amendments to accounting standards
The IASB amended IFRS 9 ‘Financial Instruments’, IAS 39 ‘Financial Instruments: Recognition and Measurement’ and IFRS 7 ‘Financial Instruments: Disclosures’ in 2019 (the Phase 1 amendments) to provide temporary exceptions to specific hedge accounting requirements because of the uncertainty arising from the reform. The exceptions end at the earlier of when the uncertainty regarding the timing and the amount of interest rate benchmark-based cash flows is no longer present, and discontinuance of the hedge relationship (or reclassification of all amounts from the cash flow hedge reserve). The Phase 1 amendments continue to apply to Santander UK's GBP LIBOR cash flow hedges, for remaining legacy contracts, and USD LIBOR cash flow hedges (but not any using 1-week or 2-month USD LIBOR settings).
The IASB made further amendments to various IFRSs (the Phase 2 amendments) in 2020 to address issues that might affect financial reporting during the reform of an interest rate benchmark, including the effects of changes to contractual cash flows or hedging relationships arising from the replacement of an interest rate benchmark with an alternative benchmark rate. The Phase 2 amendments require entities, as a practical expedient, to account for a change in the basis for determining the contractual cash flows by updating the effective interest rate using the guidance in IFRS 9 resulting in no immediate gain or loss being recognised, as long as the change is directly required by IBOR reform and takes place on an economically equivalent basis. The practical expedient was applied to all instruments or contracts that transitioned to alternative benchmark interest rates during 2022 and had no material impact for the Santander UK group. The Phase 2 amendments also provide additional temporary reliefs from applying specific IAS 39 hedge accounting requirements to hedging relationships directly affected by IBOR reform. For GBP LIBOR cash flow hedges of remaining legacy contracts using 1-month and 6-month synthetic settings, the transition to alternative benchmark interest rates will take place no later than March 2023 and, for those using the 3-month synthetic setting, no later than March 2024. For USD LIBOR cash flow hedges, transition will take place no later than June 2023 for those using overnight and 12-month USD LIBOR settings and no later than September 2024 for those using 1-month, 3-month and 6-month synthetic USD LIBOR settings.
Managing LIBOR transition
During 2021, Santander UK along with its customers and counterparties, agreed the transition to alternative reference rates for the majority of agreements referencing the LIBOR settings that ceased at the end of 2021. During 2022, the LIBOR transition project was closed, and local business areas have continued to work with customers and counterparties to further reduce the number of untransitioned agreements, including those referencing synthetic LIBOR and the continuing USD LIBOR settings.
The following tables show the notional amounts of assets, liabilities and off-balance sheet commitments at 31 December 2022 and 31 December 2021 affected by IBOR reform that have yet to transition to an alternative benchmark interest rate.

				Group
				2022
	GBP(2) LIBOR	USD(2) LIBOR	Other(2)	Total
	£m	£m	£m	£m
Assets
Derivatives(1)	—	1,665	—	1,665
Financial assets at amortised cost	76	57	—	133
	76	1,722	—	1,798
Liabilities
Derivatives(1)	66	1,846	—	1,912
	66	1,846	—	1,912
Off-balance sheet commitments given	2	—	—	2

				2021
Assets
Derivatives(1)	—	1,480	—	1,480
Other financial assets at fair value through profit and loss	8	—	—	8
Financial assets at amortised cost	1,373	81	1	1,455
	1,381	1,561	1	2,943
Liabilities
Derivatives(1)	338	1,831	—	2,169
Other financial liabilities at fair value through profit and loss	—	5	—	5
Financial liabilities at amortised cost	34	185	—	219
	372	2,021	—	2,393
Off-balance sheet commitments given	338	59	—	397
1.Many of the Santander UK group's derivatives subject to IBOR reform are standard ISDA contracts and are subject to supplementary ISDA fallback provisions which became effective on 25 January 2021.
2. Settings for GBP, JPY & NOK LIBOR & 1-week and 2-month USD LIBOR ceased on 31 December 2021 and for EONIA on 3 January 2022. For certain legacy contracts, while 1-month, 3-month and 6-month settings for JPY LIBOR ceased on 31 December 2022, 1-month and 6-month synthetic GBP LIBOR settings have been extended until the end of March 2023 and until the end of March 2024 for the 3-month synthetic GBP LIBOR setting. Overnight, and 12-month USD LIBOR settings will cease on 30 June 2023. For certain legacy contract, 1-month, 3-month and 6-month synthetic USD LIBOR settings would cease at the end of September 2024.

The following tables show the notional amount of derivatives in hedging relationships directly affected by uncertainties related to IBOR reform.

				Group
	2022		2021
	USD LIBOR	Total	USD LIBOR	Total
	£m	£m	£m	£m
Total notional value of hedging instruments
–Cash flow hedges	2,906	2,906	2,586	2,586
–Fair value hedges	178	178	160	160
	3,084	3,084	2,746	2,746
Maturing after cessation date(1)
–Cash flow hedges	2,906	2,906	2,586	2,586
–Fair value hedges	178	178	160	160
	3,084	3,084	2,746	2,746
(1)The 2-month USD LIBOR setting ceased on 31 December 2021. Overnight and 12-month USD LIBOR settings will cease on 30 June 2023. For certain legacy contracts, 1-month, 3-month and 6-month synthetic USD LIBOR settings would cease at the end of September 2024.

The Santander UK group’s USD LIBOR cash flow hedges extend beyond the anticipated cessation dates for LIBOR. The Santander UK group expects that USD LIBOR will be replaced by SOFR but there remains uncertainty over the timing and amount of the replacement rate cash flows for USD LIBOR cash flow hedges. Hedging relationships impacted by uncertainty about IBOR reform may experience ineffectiveness due to market participants’ expectations of when the shift from the existing IBOR benchmark rate to an alternative benchmark interest rate will occur or because transition of the hedged item and the hedging instrument could occur at different times.
The Santander UK group will cease to apply the assumptions that the hedged benchmark interest rate, the cash flows of the hedged item and/or hedging instrument will not be altered because of IBOR reform when the uncertainty arising from IBOR reform is no longer present. This will require amendment to hedge documentation by the end of the reporting period in which the changes occur. Cumulative changes in the hedged cash flows and the hedging instrument based on new alternative benchmark rates will also be remeasured when IBOR reform uncertainty is removed.